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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-07148
                                   ------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road           Bloomfield Hills, Michigan          48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road  Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:        December 31, 2004
                          -------------------------------------

Date of reporting period:       December 31, 2004
                          -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                                    SCHWARTZ
                                   VALUE FUND

                                  A SERIES OF

                                    SCHWARTZ
                                   INVESTMENT
                                     TRUST



                               [GRAPHIC OMITTED]



                                 ANNUAL REPORT


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004

                              TICKER SYMBOL: RCMFX

SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
 c/o Ultimus Fund                                         3707 W. Maple Road
  Solutions, LLC              [GRAPHIC OMITTED]       Bloomfield Hills, MI 48301
   P.O. Box 46707                                          (248) 644-8500
Cincinnati, OH 45246                                      Fax (248) 644-4250
  1-888-726-0753
                              SCHWARTZ VALUE FUND


Dear Fellow Shareowner,

A year ago it looked like 2004 could be a good year for the stock market, owing to a rebounding economy, the resilient U.S. consumer, declining tax rates, rising corporate profits, and reasonable stock valuations. As it turned out, 2004 was a good year for investors in general and a very good year for Schwartz Value Fund shareholders. The Fund's 22.6% (excluding sales loads) total return handily outpaced the major indices.

                             Annual Rate of Return
                           For 1 Year Ended 12-31-04
                           -------------------------
                     SCHWARTZ VALUE FUND          + 22.6%
                     Russell 2000 Index           + 18.3%
                     NASDAQ Composite             +  8.6%
                     S&P 500 Index                + 10.9%
                     Dow Jones Industrials        +  5.3%

Several portfolio holdings contributed to the Fund's favorable results in 2004 including Input/Output, Inc. (+96%), Diamond Offshore Drilling, Inc. (+95%), Chattem, Inc. (+85%), Champion Enterprises, Inc. (+69%), and Harris Corporation (+63%). Polaris Industries Inc. and Fargo Electronics, Inc. were both purchased during the year and were up about 50% by year end. With total returns exceeding 22% in 2001, 2003, and 2004, the Fund's 5-year compound annual rate of return compares favorably to the major stock market indices.

                           Compound Annual Rate of Return
                       For 5 Years and 10 Years Ended 12-31-04
                       ---------------------------------------
                                               5 Years  10 Years
                                               -------  --------
                     SCHWARTZ VALUE FUND        +15.3%    +12.2%
                     Russell 2000 Index         + 6.6%    +11.5%
                     NASDAQ Composite           -11.8%    +11.2%
                     S&P 500 Index              - 2.3%    +12.1%
                     Dow Jones Industrials      + 0.7%    +13.1%

Since the Great Bubble burst in early 2000, small and mid-caps have outperformed large-caps, while value has trounced growth. The Schwartz Value Fund has benefited from its emphasis on small and mid-cap value stocks. As a result, Schwartz Value Fund has received an Overall Morningstar Rating of Four Stars (****) out of 357 Small Blend funds as of December 31, 2004. Morningstar, an independent rating service, uses a risk adjusted rating system that is expressed on a scale of 1 to 5 stars and is an indication of how well a fund has balanced its risk and return in the past. See below for additional information on the Morningstar ratings.

Much of the investor confidence lost after the bubble burst has been restored, at least in part by the stock market recovery over the past two years coupled with stricter regulations from Washington, more stringent accounting standards, and the prosecution of corporate malfeasants. Buoyed by the strengthening economy, corporate profits registered another 20% increase last year, while profit margins hit record highs. As a result, the financial condition of U.S. companies has markedly improved. American corporations (and investors) are oozing cash. According to Standard & Poors, U.S. companies have more than $2 trillion in cash and short-term assets on their balance sheets. This stockpile of cash is likely to be employed in several investor-friendly ways, including share repurchases, cash dividends, capital expenditures, and acquisitions. Further enhancing the prospects for 2005 is an economic and political environment that appears conducive to growth. Despite the Fed's five interest rate hikes last year, monetary policy remains accommodative, while long-term rates haven't budged from a year ago. In addition, inflation expectations remain subdued and taxes are low, all which positively impacts capital formation.

The long-term investment performance of Schwartz Value Fund, however, is not dependent on macroeconomic forecasts. It hinges on our ability as analysts to assess the intrinsic value of well-managed companies and buy them at an appropriate discount. As portfolio managers, we're always on the lookout for great companies experiencing temporary problems that cause their share price to fall below intrinsic value. We love to see companies have their long-term favorable economics obscured by transitory events. When we can purchase excellent companies with good business characteristics at a discount to intrinsic value, the Schwartz Value Fund shareholders eventually reap the benefits. That's our mission and the essence of value investing.

On December 29, 2004, the Fund paid a $4.6135 per share distribution, which was composed of $0.8800 per share of short-term gains and $3.7335 per share of long-term gains. After the distribution, the Fund ended the year with a NAV of $27.04 per share.

                         Best regards,

                         SCHWARTZ VALUE FUND

                         /s/ George P. Schwartz

                         George P. Schwartz, CFA
                         President

January 31, 2005

* The Overall Morningstar RatingTM is derived from a weighted average of the performance figures associated with a fund's 3-, 5-, and 10-year (if applicable) Morningstar RatingTM metrics. For funds with at least a 3-year history, a Morningstar RatingTM is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. Each share class is counted as a fraction of one fund within this scale and rated separately. Morningstar RatingTM is for the retail share class only; other classes may have different performance characteristics. schwartz value fund performance.

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX


[GRAPHIC OMITTED]

            RUSSELL 2000 INDEX               SCHWARTZ VALUE FUND
            -------------------              --------------------

                   ANNUAL                             ANNUAL
        DATE       RETURN     BALANCE      DATE       RETURN    BALANCE
        ----       ------     -------      ----       ------    -------
      12/31/94              $ 10,000     12/31/94              $ 10,000
      12/31/95     28.45%     12,845     12/31/95     16.89%     11,689
      12/31/96     16.49%     14,963     12/31/96     18.27%     13,824
      12/31/97     22.36%     18,309     12/31/97     28.04%     17,700
      12/31/98     -2.55%     17,842     12/31/98    -10.38%     15,863
      12/31/99     21.26%     21,635     12/31/99     -2.45%     15,474
      12/31/00     -3.02%     20,982     12/31/00      9.27%     16,908
      12/31/01      2.49%     21,504     12/31/01     28.09%     21,657
      12/31/02    -20.48%     17,100     12/31/02    -14.91%     18,427
      12/31/03     47.25%     25,180     12/31/03     39.28%     25,666
      12/31/04     18.33%     29,796     12/31/04     22.60%     31,468



Past performance is not predictive of future performance.


--------------------------------
     Schwartz Value Fund
Average Annual Total Returns(a)

  1 Year   5 Years  10 Years
  ------   -------  --------
  21.60%(b) 15.25%  12.15%
--------------------------------


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The return shown reflects a 1% contingent deferred sales load.

SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
===========================================================================================

                             RUSSELL    RUSSELL
         SCHWARTZ  RUSSELL     2000      2000                  VALUE               CONSUMER
           VALUE     2000      VALUE     GROWTH    NASDAQ       LINE       S&P 500   PRICE
          FUND(a)   INDEX      INDEX     INDEX   COMPOSITE(b) COMPOSITE(b)  INDEX    INDEX
-------------------------------------------------------------------------------------------
1984       11.1%     -7.3%      2.3%    -15.8%     -11.2%        -8.4%       6.1%    4.3%
1985       21.7%     31.1%     31.0%     31.0%      31.4%        20.7%      31.6%    3.5%
1986       16.4%      5.7%      7.4%      3.6%       7.4%         5.0%      18.7%    1.1%
1987       -0.6%     -8.8%     -7.1%    -10.5%      -5.3%       -10.6%       5.3%    4.4%
1988       23.1%     24.9%     29.5%     20.4%      15.4%        15.4%      16.8%    4.4%
1989        8.3%     16.2%     12.4%     20.2%      19.3%        11.2%      31.6%    4.6%
1990       -5.3%    -19.5%    -21.8%    -17.4%     -17.8%       -24.3%      -3.2%    6.1%
1991       32.0%     46.1%     41.7%     51.2%      56.8%        27.2%      30.4%    3.1%
1992       22.7%     18.4%     29.1%      7.8%      15.5%         7.0%       7.6%    2.9%
1993       20.5%     18.9%     23.8%     13.4%      14.7%        10.7%      10.1%    2.7%
1994       -6.8%     -1.8%     -1.6%     -2.4%      -3.2%        -6.0%       1.3%    2.7%
1995       16.9%     28.4%     25.8%     31.0%      39.9%        19.3%      37.5%    2.6%
1996       18.3%     16.5%     21.4%     11.3%      22.7%        13.4%      22.9%    3.3%
1997       28.0%     22.4%     31.8%     13.0%      21.6%        21.1%      33.4%    1.7%
1998      -10.4%     -2.5%     -6.5%      1.2%      39.6%        -3.8%      28.6%    1.5%
1999       -2.5%     21.3%     -1.5%     43.1%      85.6%        -1.4%      21.0%    2.7%
2000        9.3%     -3.0%     22.8%    -22.4%     -39.3%        -8.7%      -9.1%    3.4%
2001       28.1%      2.5%     14.0%     -9.2%     -21.0%        -6.1%     -11.9%    1.6%
2002      -14.9%    -20.5%    -11.4%    -30.3%     -31.6%       -28.6%     -22.1%    2.4%
2003       39.3%     47.3%     46.0%     48.5%      50.0%        37.4%      28.7%    1.9%
2004       22.6%     18.3%     22.3%     14.3%       8.6%        11.5%      10.9%    3.3%


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
===========================================================================================
                              RUSSELL   RUSSELL
           SCHWARTZ  RUSSELL   2000      2000                    VALUE             CONSUMER
            VALUE     2000     VALUE     GROWTH     NASDAQ       LINE      S&P 500  PRICE
           FUND(a)   INDEX     INDEX     INDEX   COMPOSITE(b) COMPOSITE(b)  INDEX   INDEX
-------------------------------------------------------------------------------------------
 3 Years   13.3%     11.5%     16.5%      5.8%       3.7%         3.1%       3.6%    2.5%
 5 Years   15.3%      6.6%     17.2%     -3.6%     -11.8%        -1.3%      -2.3%    2.5%
10 Years   12.2%     11.5%     15.2%      7.1%      11.2%         3.8%      12.1%    2.4%
21 Years   12.2%     10.6%     13.4%      7.3%      10.3%         3.6%      12.9%    3.1%

(a) Schwartz Value Fund's performance combines the performance of the Fund, since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(b)  Excluding dividends

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

   SHARES   COMPANY                                                MARKET VALUE
--------------------------------------------------------------------------------
   400,000  Input/Output, Inc. ................................... $ 3,536,000
   100,000  Dollar Tree Stores, Inc. .............................   2,868,000
   135,000  Craftmade International, Inc. ........................   2,662,335
   140,000  Christopher & Banks Corporation ......................   2,583,000
    40,000  Pulte Homes, Inc. ....................................   2,552,000
    35,000  Polaris Industries, Inc. .............................   2,380,700
   100,000  STERIS Corporation ...................................   2,372,000
    25,000  Mohawk Industries, Inc. ..............................   2,281,250
   150,000  Fargo Electronics, Inc. ..............................   2,248,350
    60,000  Jones Apparel Group, Inc. ............................   2,194,200


ASSET ALLOCATION
================================================================================
INDUSTRY                                                         % OF NET ASSETS
--------                                                         ---------------
Aerospace/Defense ................................................        2.7%
Apparel & Textiles ...............................................        6.2%
Building Materials & Construction ................................        7.0%
Business Services ................................................        8.4%
Consumer Products ................................................       16.8%
Energy & Mining ..................................................        9.0%
Finance ..........................................................        5.3%
Healthcare .......................................................        9.0%
Industrial Products & Services ...................................        6.4%
Leisure & Entertainment ..........................................        3.5%
Miscellaneous ....................................................        1.7%
Printing & Publishing ............................................        1.5%
Real Estate ......................................................        1.9%
Retail ...........................................................       12.1%
Technology .......................................................        1.6%
Cash Equivalents .................................................        6.9%
                                                                       -------
                                                                        100.0%
                                                                       =======

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
================================================================================
   SHARES   COMMON STOCKS -- 93.1%                                 MARKET VALUE
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE -- 2.7%
    10,000  General Dynamics Corporation .........................  $1,046,000
     7,500  Harris Corporation ...................................     463,425
    15,000  Rockwell Collins, Inc. ...............................     591,600
                                                                    ----------
                                                                     2,101,025
                                                                    ----------
            APPAREL & TEXTILES -- 6.2%
    60,000  Jones Apparel Group, Inc. ............................   2,194,200
     8,000  K-Swiss, Inc. - Class A ..............................     232,960
    25,000  Mohawk Industries, Inc. * ............................   2,281,250
                                                                    ----------
                                                                     4,708,410
                                                                    ----------
            BUILDING MATERIALS & CONSTRUCTION -- 7.0%
   150,000  Champion Enterprises, Inc. * .........................   1,773,000
    10,000  Fleetwood Enterprises, Inc. * ........................     134,600
    40,000  Pulte Homes, Inc. ....................................   2,552,000
    15,000  Ryland Group, Inc ....................................     863,100
                                                                    ----------
                                                                     5,322,700
                                                                    ----------
            BUSINESS & INDUSTRIAL PRODUCTS -- 0.3%
     5,000  Genuine Parts Company ................................     220,300
                                                                    ----------

            BUSINESS SERVICES -- 8.4%
   150,000  Fargo Electronics, Inc. * ............................   2,248,350
    45,000  First Data Corporation ...............................   1,914,300
     2,500  Kronos, Inc. * .......................................     127,825
    55,000  Neogen Corporation * .................................   1,245,750
    60,000  Superior Uniform Group, Inc. .........................     897,000
                                                                    ----------
                                                                     6,433,225
                                                                    ----------
            COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
     5,000  Universal Electronics, Inc.* .........................      88,000
                                                                    ----------

            CONSUMER PRODUCTS -- DURABLES -- 7.6%
   135,000  Craftmade International, Inc. ........................   2,662,335
    30,000  Ethan Allen Interiors, Inc. ..........................   1,200,600
    20,000  Furniture Brands International, Inc. .................     501,000
    50,000  Leggett & Platt, Inc. ................................   1,421,500
                                                                    ----------
                                                                     5,785,435
                                                                    ----------
            CONSUMER PRODUCTS -- NONDURABLES -- 9.2%
    40,000  Chattem, Inc. * ......................................   1,324,000
     3,000  Coach, Inc. * ........................................     169,200
     5,000  Fortune Brands, Inc. .................................     385,900
   136,100  Lifetime Hoan Corporation ............................   2,163,990
   158,486  Velcro Industries N.V ................................   2,101,683
    20,000  Weyco Group, Inc. ....................................     885,800
                                                                    ----------
                                                                     7,030,573
                                                                    ----------

================================================================================
   SHARES   COMMON STOCKS -- 93.1% (CONTINUED)                     MARKET VALUE
--------------------------------------------------------------------------------
            EDUCATION -- 0.6%
    50,000  Nobel Learning Communities, Inc. * ...................  $  376,500
     1,000  Strayer Education, Inc. ..............................     109,790
                                                                    ----------
                                                                       486,290
                                                                    ----------
            ELECTRONICS -- 0.9%
     5,000  Gentex Corporation ...................................     185,100
    57,881  Sparton Corporation * ................................     521,508
                                                                    ----------
                                                                       706,608
                                                                    ----------
            ENERGY & MINING -- 9.0%
     5,000  Diamond Offshore Drilling, Inc. ......................     200,250
   400,000  Input/Output, Inc. * .................................   3,536,000
   100,000  Patterson-UTI Energy, Inc. ...........................   1,945,000
    20,000  Pioneer Natural Resources Company ....................     702,000
    15,000  XTO Energy, Inc. .....................................     530,700
                                                                    ----------
                                                                     6,913,950
                                                                    ----------
            FINANCE -- INSURANCE -- 4.7%
    30,000  MBIA, Inc. ...........................................   1,898,400
   182,700  Unico American Corporation * .........................   1,717,380
                                                                    ----------
                                                                     3,615,780
                                                                    ----------
            FINANCE -- MISCELLANEOUS -- 0.6%
    10,000  H&R Block, Inc. ......................................     490,000
                                                                    ----------

            HEALTHCARE -- 9.0%
    20,000  Lincare Holdings, Inc. * .............................     853,000
    15,000  Manor Care, Inc. .....................................     531,450
    50,000  National Dentex Corporation * ........................   1,522,550
   100,000  STERIS Corporation * .................................   2,372,000
     5,000  Waters Corporation * .................................     233,950
    40,000  Young Innovations, Inc. ..............................   1,349,200
                                                                    ----------
                                                                     6,862,150
                                                                    ----------
            HOLDING COMPANIES -- 1.2%
    45,000  PICO Holdings, Inc.* .................................     934,650
                                                                    ----------

            INDUSTRIAL PRODUCTS & SERVICES -- 6.1%
    17,700  American Pacific Corporation .........................     150,627
    40,000  Balchem Corporation ..................................   1,387,600
     5,000  Dover Corporation ....................................     209,700
    15,000  Graco, Inc. ..........................................     560,250
    35,000  Maritrans, Inc. ......................................     635,950
    50,000  Simpson Manufacturing Company, Inc. ..................   1,745,000
                                                                    ----------
                                                                     4,689,127
                                                                    ----------
            LEISURE & ENTERTAINMENT -- 3.5%
    15,000  Monaco Coach Corporation .............................     308,550
    35,000  Polaris Industries, Inc. .............................   2,380,700
                                                                    ----------
                                                                     2,689,250
                                                                    ----------

================================================================================
  SHARES    COMMON STOCKS -- 93.1% (CONTINUED)                     MARKET VALUE
--------------------------------------------------------------------------------
            MISCELLANEOUS - 0.5%
    10,000  Matthews International Corporation ...................  $  368,000
                                                                    ----------

            PRINTING & PUBLISHING -- 1.5%
    10,000  Courier Corporation ..................................     519,200
    20,000  ProQuest Company * ...................................     594,000
                                                                    ----------
                                                                     1,113,200
                                                                    ----------
            REAL ESTATE -- 1.9%
    50,000  Arlington Hospitality, Inc. * ........................     149,500
    25,000  Health Care Property Investors, Inc. .................     692,250
    16,499  I. Gordon Realty Corporation * .......................     251,610
    10,000  Washington Real Estate Investment Trust ..............     338,700
                                                                    ----------
                                                                     1,432,060
                                                                    ----------
            RETAIL -- 12.1%
    25,000  Brookstone, Inc. * ...................................     488,750
   140,000  Christopher & Banks Corporation ......................   2,583,000
   100,000  Dollar Tree Stores, Inc. * ...........................   2,868,000
   100,000  Pier 1 Imports, Inc. .................................   1,970,000
    40,000  Ross Stores, Inc. ....................................   1,154,800
     5,000  Tractor Supply Company * .............................     186,050
                                                                    ----------
                                                                     9,250,600
                                                                    ----------

            TOTAL COMMON STOCKS (Cost $52,559,931)                 $71,241,333
                                                                    ----------

================================================================================
  SHARES    OPEN-END FUNDS -- 0.0%                                 MARKET VALUE
--------------------------------------------------------------------------------
        40  Sequoia Fund (Cost $5,036) ...........................  $    6,283
                                                                    ----------

================================================================================
FACE AMOUNT REPURCHASE AGREEMENTS (1) -- 7.1%                      MARKET VALUE
--------------------------------------------------------------------------------

$5,418,645  US Bank N.A., 1.60%, dated 12/31/04, due 01/03/05 repurchase proceeds: $5,419,367 (Cost $5,418,645)....  $5,418,645
                                                                    ----------

            TOTAL INVESTMENTS -- 100.2% (Cost $57,983,612) ....... $76,666,261

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ......    (156,622)
                                                                    ----------

            NET ASSETS -- 100.0% ................................. $76,509,639
                                                                    ==========

*    Non-income producing security.

(1) Repurchase agreement is fully collaterized by $5,418,645 FNMA, Pool # 04-39-04, 3.94%, due 05/25/34. The aggregate market value of the collateral at December 31, 2004 was $5,527,171.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
================================================================================
ASSETS
Investments, at value (cost of $57,983,612) (Note 1) ............. $76,666,261
Cash .............................................................         538
Receivable for capital shares sold ...............................     101,836
Dividends and interest receivable ................................     100,624
Other assets .....................................................      18,693
                                                                    ----------
  TOTAL ASSETS ...................................................  76,887,952
                                                                    ----------

LIABILITIES
Payable for capital shares redeemed ..............................       1,700
Payable for investment securities purchased ......................      62,843
Accrued investment advisory fees (Note 2) ........................     283,635
Payable to affiliate (Note 2) ....................................       9,200
Other accrued expenses and liabilities ...........................      20,935
                                                                    ----------
  TOTAL LIABILITIES ..............................................     378,313
                                                                    ----------

NET ASSETS ....................................................... $76,509,639
                                                                    ==========

NET ASSETS CONSIST OF:
Paid-in capital .................................................. $57,927,197
Distributions in excess of net realized gains ....................    (100,207)
Net unrealized appreciation on investments .......................  18,682,649
                                                                    ----------
NET ASSETS ....................................................... $76,509,639
                                                                    ==========

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ...............................   2,829,665
                                                                    ==========

Net asset value and offering price per share (a) ................. $     27.04
                                                                    ==========

(a) Redemption price will vary as subject to contingent deferred sales load. (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================
INVESTMENT INCOME
Dividends ........................................................ $   653,671
Interest .........................................................      31,523
                                                                    ----------
  TOTAL INCOME ...................................................     685,194
                                                                    ----------

EXPENSES
Investment advisory fees (Note 2) ................................   1,044,950
Administration, accounting and transfer agent fees (Note 2) ......     104,719
Trustees' fees and expenses ......................................      26,050
Registration fees ................................................      22,264
Legal and audit fees .............................................      18,811
Custodian fees ...................................................      12,095
Postage and supplies .............................................       9,077
Reports to shareholders ..........................................       6,708
Compliance service fees ..........................................       7,748
Insurance expense ................................................       7,375
Other expenses ...................................................      10,270
                                                                    ----------
  TOTAL EXPENSES .................................................   1,270,067
                                                                    ----------
NET INVESTMENT LOSS ..............................................    (584,873)
                                                                    ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ..................  11,755,181
  Net change in unrealized appreciation/(depreciation)
    on investments ...............................................   2,881,647
                                                                    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .................  14,636,828
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................... $14,051,955
                                                                    ==========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31, DECEMBER 31,
                                                         2004         2003
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..............................   $(584,873)   $(362,607)
  Net realized gains from security transactions ....  11,755,181    5,874,835
  Net change in unrealized appreciation/
   (depreciation) on investments ...................   2,881,647   11,448,186
                                                       ---------   ----------
Net increase in net assets from operations .........  14,051,955   16,960,414
                                                       ---------   ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ........... (10,973,068)  (4,924,240)
                                                       ---------   ----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................  24,713,497   19,614,500
  Reinvestment of distributions to shareholders ....   9,828,308    4,379,217
  Payments for shares redeemed ..................... (20,702,942) (20,699,160)
                                                       ---------   ----------
Net increase in net assets from capital
  share transactions ...............................  13,838,863    3,294,557
                                                       ---------   ----------

TOTAL INCREASE IN NET ASSETS .......................  16,917,750   15,330,731

NET ASSETS
  Beginning of year ................................  59,591,889   44,261,158
                                                       ---------   ----------
  End of year ......................................$ 76,509,639 $ 59,591,889
                                                      ==========   ==========

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ......................................     876,236      880,141
  Shares issued in reinvestment of distributions
    to shareholders ................................     365,637      169,474
  Shares redeemed ..................................    (718,682)    (934,379)
                                                       ---------   ----------
  Net increase in shares outstanding ...............     523,191      115,236
  Shares outstanding, beginning of year ............   2,306,474    2,191,238
                                                       ---------   ----------
  Shares outstanding, end of year ..................   2,829,665    2,306,474
                                                       =========   ==========

See notes to financial statements.


SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=============================================================================================
                                            YEAR      YEAR      YEAR      YEAR     YEAR
                                            ENDED     ENDED     ENDED     ENDED    ENDED
                                           DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31, DEC. 31,
                                             2004      2003      2002      2001     2000
---------------------------------------------------------------------------------------------
Net asset value at beginning of year ...   $ 25.84   $ 20.20   $ 23.74   $ 20.62   $ 19.74
                                           -------   -------   -------   -------   -------

Income (loss) from investment operations:
  Net investment loss ..................     (0.21)    (0.16)    (0.21)    (0.12)    (0.01)
  Net realized and unrealized gains (losses)
    on investments .....................      6.02      8.10     (3.33)     5.91      1.84
                                           -------   -------   -------   -------   -------
Total from investment operations .......      5.81      7.94     (3.54)     5.79      1.83
                                           -------   -------   -------   -------   -------

Less distributions:
  From net realized gains on investments     (4.61)    (2.30)       --     (2.67)    (0.92)
  In excess of net realized gains
    on investments .....................         --       --        --        --     (0.03)
                                           -------   -------   -------   -------   -------
Total distributions ....................     (4.61)    (2.30)       --     (2.67)    (0.95)
                                           -------   -------   -------   -------   -------

Net asset value at end of year .........   $ 27.04   $ 25.84   $ 20.20   $ 23.74   $ 20.62
                                           =======   =======   =======   =======   =======

Total return (a) .......................      22.6%     39.3%    (14.9)%    28.1%      9.3%
                                           =======   =======   =======   =======   =======

Ratios/Supplementary Data:

Net assets at end of year (000's) ......   $76,510   $59,592   $44,261   $50,031   $35,949
                                           =======   =======   =======   =======   =======

Ratio of expenses to average net assets       1.82%     1.89%     1.95%     2.04%     2.10%

Ratio of net investment loss to
  average net assets ...................     (0.84)%   (0.73)%   (0.98)%   (0.62)%   (0.06)%

Portfolio turnover rate ................        83%       74%      103%      103%       70%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

================================================================================

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at December 31, 2004 was as follows:

          Unrealized appreciation                         $ 18,582,442
                                                           -----------
          Total distributable earnings                    $ 18,582,442
                                                           ===========


     For federal income tax purposes, the cost of portfolio investments amounted to $58,083,819 at December 31, 2004. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation                   $ 18,730,654
          Gross unrealized depreciation                       (148,212)
                                                           -----------
          Net unrealized appreciation                     $ 18,582,442
                                                           ===========

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     For the year ended December 31, 2004, the Fund reclassified its net investment loss against distributions in excess of net realized gains in the amount of $579,824 and against paid-in capital in the amount of $5,049 on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                      Long-Term       Long-Term
                        Ordinary       Capital         Capital        Total
Period Ended            Income       Gains (20%)     Gains (15%)   Distributions
--------------------------------------------------------------------------------
December 31, 2004    $ 2,093,053     $       --     $8,880,015     $10,973,068
December 31, 2003    $   259,837     $1,008,267     $3,656,136     $ 4,924,240

================================================================================
     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the funds of the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other officers of the Fund are officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. During the fiscal year ended December 31, 2004, the Adviser received from the Fund a quarterly fee equal to the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million. Effective February 1, 2005, the Adviser receives from the Fund a quarterly fee equal to the annual rate of 1.25% of its average daily net assets up to $100 million and 1% of such assets in excess of $100 million.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000. For the year ended December 31, 2004, the Fund paid $104,719 to Ultimus for mutual fund services.

Schwartz Fund Distributors, Inc. (SFD) served as the principal underwriter for the distribution of shares of the Fund. During the year ended December 31, 2004, SFD collected $3,941 in contingent deferred sales loads on redemptions of Fund shares. Effective January 1, 2005, SFD ceased serving as the Fund's principal underwriter and Ultimus Fund Distributors, LLC, an affiliate of Ultimus, assumed the role of principal underwriter for the Fund.

================================================================================
3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $55,252,924 and $55,492,765, respectively.

4. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SCHWARTZ VALUE FUND
REPORT OF INDEPENDENT  REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Trustees
Schwartz Value Fund

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 11, 2005

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                 Position Held        Length of
Trustee                        Address                  Age      with the Trust      Time Served
-------------------------------------------------------------------------------------------------
*Gregory J. Schwartz           3707 W. Maple Road,       63      Chairman of the     Since 1992
                               Bloomfield Hills, MI              Board/Trustee

*George P. Schwartz, CFA       3707 W. Maple Road,       60      President/Trustee   Since 1992
                               Bloomfield Hills, MI

John E. Barnds                 640 Lakeside              72      Trustee             Since 2005
                               Birmingham, MI

Peter F. Barry                 3707 W. Maple Road,       77      Trustee             Since 2004
                               Bloomfield Hills, MI

Donald J. Dawson, Jr.          333 W. Seventh Street,    57      Trustee             Since 1993
                               Royal Oak, MI

Fred A. Erb                    800 Old North Woodward,   81      Trustee Emeritus    Since 1994
                               Birmingham, MI

John J. McHale                 2014 Royal Fern Court,    83      Trustee Emeritus    Since 1993
                               Palm City, FL

Sidney F. McKenna              1173 Banbury Circle,      82      Trustee Emeritus    Since 1993
                               Bloomfield Hills, MI

*Richard L. Platte, Jr., CFA   3707 W. Maple Road,       53      Vice President      Since 1993
                               Bloomfield Hills, MI              and Secretary

*Timothy S. Schwartz           3707 W. Maple Road,       33      Treasurer           Since 2000
                               Bloomfield Hills, MI

Cynthia M. Dickinson           34600 W. Eight Mile Road, 45      Chief Compliance    Since 2004
                               Farmington Hills, MI              Officer

*    Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
     S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees four portfolios of the Trust: the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., the Trust's primary selling agent.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)
================================================================================
John E. Barnds is retired First Vice President of National Bank of Detriot.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Cynthia M. Dickinson is President of CMD Consulting, LLC (business consultant).

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-726-0753.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2004. On December 29, 2004, the Fund declared and paid a short-term capital gain distribution of $0.8800 per share and a long-term capital gain distribution of $3.7335 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2004, both the short-term capital gain distribution of $0.8800 per share and the long-term capital gain distribution of $3.7335 may be subject to a maximum tax rate of 15%. As required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2004 calendar year early in 2005.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including contingent deferred sales load, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a contingent deferred sales load of 1% is applied if you redeem within one year of your purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                     Beginning       Ending
                                   Account Value  Account Value   Expenses Paid
                                   July 1, 2004   Dec. 31, 2004   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,121.80        $9.65
Based on Hypothetical 5% Return
 (before expenses)                  $1,000.00        $1,016.04        $9.17
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.81% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS  FUND  DISTRIBUTORS,  LLC
225  Pictoria  Drive,  Suite  450
Cincinnati, Ohio 45246

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
180 N. Stetson Ave
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-0753., or on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-726-0753, or on the SEC's website HTTP://WWW.SEC.GOV.

                               AVE MARIA CATHOLIC
                                  VALUES FUND

                                   AVE MARIA
                                  GROWTH FUND

                                   AVE MARIA
                                   BOND FUND




                               [GRAPHIC OMITTED]




                                 ANNUAL REPORT


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004

                                TICKER SYMBOLS:
                             AVEMX - AVEGX - AVEFX

SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC            [GRAPHIC OMITTED]        Bloomfield Hills, MI 48301
   P.O. Box 46707                                          (248) 644-8500
Cincinnati, OH 45246                                     Fax (248) 644-4250
  1-888-726-9331



Dear Shareowner of:

     Ave Maria Catholic Values Fund (AVEMX)
     Ave Maria Growth Fund (AVEGX)
     Ave Maria Bond Fund (AVEFX)

In managing these portfolios, we screen out companies that our Catholic Advisory Board has determined violate core teachings of the Roman Catholic Church. This eliminates from consideration all companies related to abortion, whether they support the culture of death directly or through contributions to Planned Parenthood. Also screened out are producers and distributors of pornography, and companies offering their employees non-marital partner benefits. After eliminating the offenders (approximately 400 public companies), there are still thousands of issues from which to choose in assembling the three investment portfolios. Our pro-life and pro-family message really seems to be resonating with Catholics and other like-minded people across the country. Currently, over 6,000 investors from 50 states have over $300 million invested in the Ave Maria Mutual Funds.

Shareholders can take comfort in knowing that the Funds own reasonably priced shares of companies with good business characteristics, and fixed income instruments which are strictly investment grade. Our investment horizon is long-term, and no effort is made to outguess the near-term swings in the capital markets. That sort of short-term speculation can't be done successfully on a sustained basis. Rather, we apply the timetested standards which prudent investors have always adhered to in producing favorable long-term results - diversification, fundamental analysis, and close attention to valuation. We have dedicated ourselves to these principles in the management of the Ave Maria Mutual Funds, as well as to the core Catholic values that underpin all our efforts.

                               With best wishes,

                             /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President
February 15, 2005

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
  Portfolio Manager Commentary ............................................  2
  Performance .............................................................  3
  Ten Largest Equity Holdings .............................................  4
  Asset Allocation ........................................................  4
  Schedule of Investments .................................................  5

Ave Maria Growth Fund:
  Portfolio Manager Commentary ............................................  8
  Performance .............................................................  9
  Ten Largest Equity Holdings ............................................. 10
  Asset Allocation ........................................................ 10
  Schedule of Investments ................................................. 11

Ave Maria Bond Fund:
  Portfolio Manager Commentary ............................................ 13
  Performance ............................................................. 14
  Ten Largest Holdings .................................................... 15
  Asset Allocation ........................................................ 16
  Schedule of Investments ................................................. 17

Statements of Assets and Liabilities ...................................... 20

Statements of Operations .................................................. 21

Statements of Changes in Net Assets:
  Ave Maria Catholic Values Fund .......................................... 22
  Ave Maria Growth Fund ................................................... 23
  Ave Maria Bond Fund ..................................................... 24

Financial Highlights:
  Ave Maria Catholic Values Fund .......................................... 25
  Ave Maria Growth Fund ................................................... 26
  Ave Maria Bond Fund - Class I ........................................... 27
  Ave Maria Bond Fund - Class R ........................................... 28

Notes to Financial Statements ............................................. 29

Report of Independent Registered Public Accounting Firm ................... 35

Board of Trustees and Executive Officers .................................. 36

Catholic Advisory Board ................................................... 38

Federal Tax Information ................................................... 39

About Your Fund's Expenses ................................................ 40

AVE  MARIA  CATHOLIC  VALUES  FUND
PORTFOLIO  MANAGER  COMMENTARY
================================================================================
Dear  Fellow Shareowner:

In 2004, the Ave Maria Catholic Values Fund was up 20.1% (excluding sales loads) compared to 10.9% for the S&P 500 Index and 16.5% for the S&P 400 Mid Cap Index. Since inception on May 1, 2001 the Fund's returns continue to significantly exceed those of its benchmarks:
                                  Since 5-01-01 Inception Through 12-31-04
                                  ----------------------------------------
                                                Total Return
                                  ----------------------------------------
                                       Cumulative        Annualized
                                       ----------        ----------
            AVEMX                        54.6%             12.6%
            S&P 500 Index                 1.7%              0.5%
            S&P 400 Mid Cap Index        34.4%              8.4%

The Fund also enjoyed significant asset growth during the year. As of December 31, 2004 net assets exceeded $248 million, and the number of shareholders grew to more than 5,000.

Once again this year our investments in well-managed companies paid off. For example, housing and consumer leisure stocks such as Pulte Homes, Inc., Brunswick Corporation, and Polaris Industries, Inc. performed very well, as did upscale retailers like Coach, Inc. and Brookstone, Inc. Energy holdings were added to significantly, upon concluding that oil and natural gas prices were likely to remain high indefinitely. Diamond Offshore Drilling, Inc., Input/Output, Inc. and XTO Energy, Inc. were each up over 50% for the year. Performance received an added boost when corporate buyers recognized the value of two of our holdings, Maxwell Shoe Co. and Prima Energy, and paid above-market prices to acquire them.

Conversely, a number of healthcare stocks were a drag on the portfolio including STERIS Corporation, Mylan Laboratories, Inc., and Hillenbrand Industries, Inc. Our positions in discount retailers, Christopher & Banks Corporation and Dollar Tree Stores, Inc., also suffered as high energy prices and slower than expected employment growth weighed on consumer spending. As is often the case, those short-term disappointments created additional buying opportunities at distressed prices for these retailers.

Other new positions this year include Everest Re Group, Ltd., Garmin Limited, Lifetime Hoan Corporation, Pier 1 Imports, Inc., Pioneer Natural Resources Company, Rockwell Collins, Inc. and Transocean, Inc. All were purchased at attractive prices that we believe underestimate the intrinsic value of each enterprise.

Before we invest in any company, it must pass the pro-life and pro-family screens that have been established by the Fund's Catholic Advisory Board. Also, we don't hesitate to sell them if they become violators after they are in the portfolio. Three companies were sold from the Fund during the year upon becoming offenders: Eli Lilly & Co., First Data Corp. and Snap-On Incorporated. We always request that the management of companies which become offenders reverse their offensive corporate policies, usually to no avail.

Thanks for investing in the largest Catholic mutual fund in the country.

Sincerely,

/s/ George P. Schwartz                  /s/ Gregory R. Heilman

George P. Schwartz, CFA                 Gregory R. Heilman, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                          AND THE S&P 40 MID CAP INDEX


      ---------------------------------
        Ave Maria Catholic Values Fund
        Average Annual Total Returns(a)

        1 Year       Since Inception(b)
       --------     -------------------
       19.10%(c)          12.61%
      ---------------------------------


                               [GRAPHIC OMITTED]


AVE MARIA
CATHOLIC VALUES FUND      S&P 500 INDEX:            S&P 400 MID CAP INDEX
--------------------      --------------            ---------------------

DATE         BALANCE        DATE        BALANCE     DATE         BALANCE
----         -------        ----        -------     ----         -------
05/01/01     10,000       05/01/01      10,000      05/01/01     10,000
06/30/01      9,690       06/30/01      10,110      06/30/01     10,370
09/30/01      8,268       09/30/01       8,435      09/30/01      9,360
12/31/01      9,151       12/31/01       9,952      12/31/01     10,529
03/31/02      9,177       03/31/02      10,622      03/31/02     11,201
06/30/02      7,947       06/30/02       9,633      06/30/02     10,970
09/30/02      6,574       09/30/02       8,039      09/30/02      9,236
12/31/02      7,128       12/31/02       8,508      12/31/02      9,496
03/31/03      6,904       03/31/03       8,131      03/31/03      8,904
06/30/03      7,967       06/30/03       9,564      06/30/03     10,649
09/30/03      8,177       09/30/03      10,194      09/30/03     11,552
12/31/03      9,173       12/31/03      11,538      12/31/03     12,872
03/31/04      9,328       03/31/04      12,123      03/31/04     13,982
06/30/04      9,489       06/30/04      12,240      06/30/04     14,184
09/30/04      9,311       09/30/04      11,984      09/30/04     14,235
12/31/04     10,171       12/31/04      13,441      12/31/04     15,465


Past performance is not predictive of future performance.

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2004.

(c)  The return shown reflects a 1% contingent deferred sales load.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

 SHARES  COMPANY                                                   MARKET VALUE
--------------------------------------------------------------------------------
360,000  STERIS Corporation ...................................... $ 8,539,200
275,000  Sungard Data Systems, Inc. ..............................   7,790,750
440,000  Mylan Laboratories, Inc. ................................   7,779,200
260,000  Dollar Tree Stores, Inc. ................................   7,456,800
100,000  Polaris Industries, Inc. ................................   6,802,000
 65,000  General Dynamics Corporation ............................   6,799,000
 75,000  Everest Re Group, Inc. ..................................   6,717,000
130,000  Exxon Mobil Corporation .................................   6,663,800
230,000  Ross Stores, Inc. .......................................   6,640,100
700,000  Input/Output, Inc. ......................................   6,188,000


ASSET  ALLOCATION
================================================================================
INDUSTRY                                                         % OF NET ASSETS
--------                                                         ---------------
Aerospace/Defense ...............................................      5.4%
Apparel & Textiles ..............................................      3.6%
Building Materials & Construction ...............................      3.9%
Business Services ...............................................      3.1%
Communication Equipment & Services ..............................      2.0%
Consumer Products ...............................................     12.4%
Electronics .....................................................      2.4%
Energy & Mining .................................................     12.6%
Environmental Services ..........................................      0.6%
Finance .........................................................      9.8%
Healthcare ......................................................     13.1%
Industrial Products & Services ..................................      3.6%
Printing & Publishing ...........................................      1.3%
Real Estate .....................................................      1.2%
Retail ..........................................................     11.0%
Technology ......................................................      3.1%

Cash Equivalents ................................................      4.9%
                                                                    -------
                                                                     100.0%
                                                                    =======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
================================================================================
 SHARES  COMMON STOCKS -- 95.1%                                   MARKET VALUE
--------------------------------------------------------------------------------
         AEROSPACE/DEFENSE -- 5.4%
 84,400  Cubic Corporation .......................................  $2,124,348
 65,000  General Dynamics Corporation ............................   6,799,000
 40,000  Harris Corporation ......................................   2,471,600
 50,000  Rockwell Collins, Inc. ..................................   1,972,000
                                                                    ----------
                                                                    13,366,948
                                                                    ----------
         APPAREL & TEXTILES -- 3.6%
120,000  Jones Apparel Group, Inc. ...............................   4,388,400
 50,000  Mohawk Industries, Inc. * ...............................   4,562,500
                                                                    ----------
                                                                     8,950,900
                                                                    ----------

         BUILDING MATERIALS & CONSTRUCTION -- 3.9%
200,000  Champion Enterprises, Inc. * ............................   2,364,000
125,000  Fleetwood Enterprises, Inc. * ...........................   1,682,500
 90,000  Pulte Homes, Inc. .......................................   5,742,000
                                                                    ----------
                                                                     9,788,500
                                                                    ----------
         BUSINESS SERVICES -- 3.1%
  5,000  Automatic Data Processing, Inc. .........................     221,750
325,000  Fargo Electronics, Inc. * ...............................   4,871,425
120,000  Neogen Corporation * ....................................   2,718,000
                                                                    ----------
                                                                     7,811,175
                                                                    ----------
         COMMUNICATION EQUIPMENT & SERVICES -- 2.0%
 40,000  Alltel Corporation ......................................   2,350,400
 75,000  CenturyTel, Inc. ........................................   2,660,250
                                                                    ----------
                                                                     5,010,650
                                                                    ----------
         CONSUMER PRODUCTS - DURABLES -- 8.6%
 45,000  Brunswick Corporation ...................................   2,227,500
285,000  Craftmade International, Inc. ...........................   5,620,485
125,000  Furniture Brands International, Inc. ....................   3,131,250
100,000  Harley-Davidson, Inc. ...................................   6,075,000
150,000  Leggett & Platt, Inc. ...................................   4,264,500
                                                                    ----------
                                                                    21,318,735
                                                                    ----------
         CONSUMER PRODUCTS - NONDURABLES -- 3.8%
135,000  Chattem, Inc. * .........................................   4,468,500
  5,000  Coach, Inc. * ...........................................     282,000
 20,000  Fortune Brands, Inc. ....................................   1,543,600
200,000  Lifetime Hoan Corporation ...............................   3,180,000
                                                                    ----------
                                                                     9,474,100
                                                                    ----------
         ELECTRONICS -- 2.4%
 40,000  Garmin Limited ..........................................   2,433,600
 75,000  Gentex Corporation ......................................   2,776,500
 75,014  Sparton Corporation * ...................................     675,876
                                                                    ----------
                                                                     5,885,976
                                                                    ----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES  COMMON STOCKS -- 95.1% (CONTINUED)                        MARKET VALUE
--------------------------------------------------------------------------------
         ENERGY & MINING -- 12.6%
 30,000  Anadarko Petroleum Corporation ..........................  $1,944,300
 90,000  Diamond Offshore Drilling, Inc. .........................   3,604,500
130,000  Exxon Mobil Corporation .................................   6,663,800
700,000  Input/Output, Inc. * ....................................   6,188,000
130,000  Patterson-UTI Energy, Inc. ..............................   2,528,500
110,000  Pioneer Natural Resources Company .......................   3,861,000
 60,000  Transocean, Inc. * ......................................   2,543,400
110,000  XTO Energy, Inc. ........................................   3,891,800
                                                                    ----------
                                                                    31,225,300
                                                                    ----------
         ENVIRONMENTAL SERVICES -- 0.6%
 75,000  Layne Christensen Company * .............................   1,361,250
                                                                    ----------

         FINANCE - BANKS & THRIFTS -- 3.8%
 60,000  BB&T Corporation ........................................   2,523,000
210,000  North Fork Bancorporation, Inc. .........................   6,058,500
 30,000  Synovus Financial Corporation ...........................     857,400
                                                                    ----------
                                                                     9,438,900
                                                                    ----------
         FINANCE - INSURANCE -- 6.0%
 85,000  American International Group, Inc. ......................   5,581,950
 75,000  Everest Re Group, Ltd. ..................................   6,717,000
282,945  Unico American Corporation * ............................   2,659,683
                                                                    ----------
                                                                    14,958,633
                                                                    ----------
         HEALTHCARE -- 13.1%
 60,000  Beckman Coulter, Inc. ...................................   4,019,400
 42,500  Hillenbrand Industries, Inc. ............................   2,360,450
100,000  Lincare Holdings, Inc. * ................................   4,265,000
 80,000  Manor Care, Inc. ........................................   2,834,400
440,000  Mylan Laboratories, Inc. ................................   7,779,200
360,000  STERIS Corporation * ....................................   8,539,200
 60,000  Waters Corporation * ....................................   2,807,400
                                                                    ----------
                                                                    32,605,050
                                                                    ----------
         INDUSTRIAL PRODUCTS & SERVICES -- 6.0%
 10,000  3M Company ..............................................     820,700
 41,700  Balchem Corporation .....................................   1,446,573
 10,000  Dover Corporation .......................................     419,400
 80,000  Genuine Parts Company ...................................   3,524,800
 65,000  Graco, Inc. .............................................   2,427,750
100,000  Simpson Manufacturing Company, Inc. .....................   3,490,000
 50,000  Teleflex, Inc. ..........................................   2,597,000
                                                                    ----------
                                                                    14,726,223
                                                                    ----------
         LEISURE & ENTERTAINMENT -- 3.6%
100,000  Monaco Coach Corporation ................................   2,057,000
100,000  Polaris Industries, Inc. ................................   6,802,000
                                                                    ----------
                                                                     8,859,000
                                                                    ----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES  COMMON STOCKS -- 95.1% (CONTINUED)                        MARKET VALUE
--------------------------------------------------------------------------------
         PRINTING & PUBLISHING -- 1.3%
 15,000  Courier Corporation .....................................  $  778,800
 80,000  ProQuest Company * ......................................   2,376,000
                                                                    ----------
                                                                     3,154,800
                                                                    ----------
         REAL ESTATE -- 1.2%
 25,000  Duke Realty Corporation .................................     853,500
 50,000  Health Care Property Investors, Inc. ....................   1,384,500
 20,000  Washington Real Estate Investment Trust .................     677,400
                                                                    ----------
                                                                     2,915,400
                                                                    ----------
         RETAIL -- 11.0%
170,000  Brookstone, Inc. * ......................................   3,323,500
275,000  Christopher & Banks Corporation .........................   5,073,750
260,000  Dollar Tree Stores, Inc. * ..............................   7,456,800
 15,000  Hibbett Sporting Goods, Inc. * ..........................     399,150
200,000  Pier 1 Imports Inc. .....................................   3,940,000
230,000  Ross Stores, Inc. .......................................   6,640,100
 10,000  Tractor Supply Company * ................................     372,100
                                                                    ----------
                                                                    27,205,400
                                                                    ----------
         TECHNOLOGY -- 3.1%
275,000  Sungard Data Systems, Inc. * ............................   7,790,750
                                                                    ----------

         TOTAL COMMON STOCKS (Cost $177,525,812) .................$235,847,690
                                                                  -------------

================================================================================
 FACE
 AMOUNT  REPURCHASE AGREEMENTS (1) -- 5.1%                         MARKET VALUE
--------------------------------------------------------------------------------
$12,659,645 US Bank N.A., 1.60%, dated 12/31/04, due 01/03/05 repurchase proceeds: $12,661,333 (Cost $12,659,645) $ 12,659,645
                                                                   -----------

         TOTAL INVESTMENTS -- 100.2% (Cost $190,185,457)......... $248,507,335

         LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).........     (437,030)
                                                                   -----------

         NET ASSETS -- 100.0%.................................... $248,070,305
                                                                   ===========


*    Non-income producing security.

(1)  Repurchase  agreement  is fully  collaterized  by  $12,659,645  FNMA,  Pool
     #04-39-MF,   3.94%,  due  05/25/34.  The  aggregate  market  value  of  the collateral at December 31, 2004 was $12,912,862.

See notes to financial statements.

AVE  MARIA  GROWTH  FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For 2004, the Ave Maria Growth Fund was up 21.5% (excluding sales loads) vs. 10.9% for the S&P 500 Index. Since inception on May 1, 2003, the Fund has done even better versus its benchmark.

                                       Since 5-1-03 Inception through 12-31-04
                                                     Total Return
                                       ---------------------------------------
                                             Cumulative        Annualized
                                             ----------        ----------
Ave Maria Growth Fund (AVEGX)                  49.9%              27.5%
S&P 500 Index                                  36.2%              20.3%

Morningstar has not yet assigned a star rating to this Fund (typically done after 3 years of operation). However, that firm's analytics indicate that our portfolio holdings, in the aggregate, exceed the S&P 500 Index for the following measures of growth: historical earnings, estimated earnings, sales, cash flow and book value. The Fund's top performing stocks were represented by a wide variety of industries and included: KB Home (home building), Polaris Industries, Inc. (all-terrain vehicles and snowmobiles), Garmin Ltd. (technology), and FactSet Research Systems, Inc. (business services).

In managing this portfolio, we look for large and mid-cap growth companies with proven records of success. Typically, these well-managed companies are financially powerful and have the ability to pay dividends at a rising rate. These traits lead us to believe that in 2005, investors will increasingly favor these fine companies.

The Fund finished 2004 with 1,745 shareholders and a net asset value of $14.99 per share.

Respectfully submitted,

/S/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

      ---------------------------------
             Ave Maria Growth Fund
        Average Annual Total Returns(a)

         1 Year       Since Inception(b)
        --------      ------------------
         20.47%(c)          27.46%
      ---------------------------------

                    [GRAPHIC OMITTED]

       S&P 500 INDEX               AVE MARIA GROWTH FUND
       -------------               ---------------------
      DATE         BALANCE         DATE         BALANCE
      ----         -------         ----         -------

      05/01/03      10,000         05/01/03      10,000
      05/31/03      10,532         05/31/03      10,470
      06/30/03      10,668         06/30/03      10,660
      07/31/03      10,857         07/31/03      11,070
      08/31/03      11,070         08/31/03      11,440
      09/30/03      10,954         09/30/03      10,980
      10/31/03      11,573         10/31/03      11,900
      11/30/03      11,675         11/30/03      12,160
      12/31/03      12,287         12/31/03      12,340
      01/31/04      12,513         01/31/04      12,470
      02/29/04      12,687         02/29/04      12,690
      03/31/04      12,496         03/31/04      12,860
      04/30/04      12,300         04/30/04      12,570
      05/31/04      12,468         05/31/04      12,790
      06/30/04      12,710         06/30/04      13,240
      07/31/04      12,289         07/31/04      12,840
      08/31/04      12,338         08/31/04      13,030
     9/30/2004      12,472         09/30/04      13,570
    10/31/2004      12,662         10/31/04      13,820
    11/30/2004      13,175         11/30/04      14,530
    12/31/2004      13,625         12/31/04      14,990


Past performance is not predictive of future performance.

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2004.

(c)  The return shown reflects a 1% contingent deferred sales load.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
   SHARES     COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------

    31,100    Garmin Ltd.........................................  $ 1,892,124
    17,000    KB Home ...........................................    1,774,800
    24,200    Guidant Corporation ...............................    1,744,820
    39,000    Patterson Companies, Inc. .........................    1,692,210
    45,150    Graco, Inc. .......................................    1,686,352
    40,200    SEI Investments Company ...........................    1,685,586
    37,700    Kellogg Company ...................................    1,683,682
    26,200    C.R. Bard, Inc. ...................................    1,676,276
    38,600    Biomet, Inc. ......................................    1,674,854
    44,600    National City Corporation .........................    1,674,730


ASSET ALLOCATION
================================================================================

    INDUSTRY                                                     % OF NET ASSETS
    --------                                                     ---------------
    Aerospace/Defense ............................................     6.0%
    Building Materials & Construction ............................     3.4%
    Business Services ............................................     3.1%
    Consumer Products ............................................     2.9%
    Electronics ..................................................     6.3%
    Finance ......................................................    15.0%
    Food & Tobacco ...............................................     6.5%
    Healthcare ...................................................    19.6%
    Industrial Products & Services ...............................    24.4%
    Leisure & Entertainment ......................................     3.1%
    Retail .......................................................     7.2%

    Cash Equivalents .............................................     2.5%
                                                                    -------
                                                                     100.0%
                                                                    =======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
================================================================================
 SHARES  COMMON STOCKS -- 97.5%                                    MARKET VALUE
--------------------------------------------------------------------------------
         AEROSPACE/DEFENSE -- 6.0%
 22,200  Alliant Techsystems, Inc. * .............................  $1,451,436
 15,700  General Dynamics Corporation ............................   1,642,220
                                                                    ----------
                                                                     3,093,656
                                                                    ----------
         BUILDING MATERIALS & CONSTRUCTION -- 3.4%
 17,000  KB Home .................................................   1,774,800
                                                                    ----------

         BUSINESS SERVICES -- 3.1%
 27,000  FactSet Research Systems, Inc. ..........................   1,577,880
                                                                    ----------

         CONSUMER PRODUCTS - DURABLES -- 2.9%
 25,000  Harley-Davidson, Inc. ...................................   1,518,750
                                                                    ----------

         ELECTRONICS -- 6.3%
 31,100  Garmin Ltd...............................................   1,892,124
 64,000  Integrated Circuit Systems, Inc. * ......................   1,338,880
                                                                    ----------
                                                                     3,231,004
                                                                    ----------
         FINANCE - BANKS & THRIFTS -- 6.4%
 44,600  National City Corporation ...............................   1,674,730
 55,850  North Fork Bancorporation, Inc. .........................   1,611,273
                                                                    ----------
                                                                     3,286,003
                                                                    ----------
         FINANCE - INSURANCE -- 5.3%
 47,400  Arthur J. Gallagher & Company ...........................   1,540,500
 27,700  Brown & Brown, Inc. .....................................   1,206,335
                                                                    ----------
                                                                     2,746,835
                                                                    ----------
         FINANCE - MISCELLANEOUS -- 3.3%
 40,200  SEI Investments Company .................................   1,685,586
                                                                    ----------
         FOOD & TOBACCO -- 6.5%
 37,700  Kellogg Company .........................................   1,683,682
 43,200  McCormick & Company, Inc. ...............................   1,667,520
                                                                    ----------
                                                                     3,351,202
                                                                    ----------
         HEALTHCARE -- 19.6%
 24,900  Beckman Coulter, Inc. ...................................   1,668,051
 38,600  Biomet, Inc. ............................................   1,674,854
 26,200  C.R Bard, Inc. ..........................................   1,676,276
 24,200  Guidant Corporation .....................................   1,744,820
 39,000  Patterson Companies, Inc. * .............................   1,692,210
 35,700  Waters Corporation * ....................................   1,670,403
                                                                    ----------
                                                                    10,126,614
                                                                    ----------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES  COMMON STOCKS -- 97.5% (CONTINUED)                        MARKET VALUE
--------------------------------------------------------------------------------
         INDUSTRIAL PRODUCTS & SERVICES -- 24.4%
 45,000  AMETEK, Inc. ............................................  $1,605,150
 25,800  CLARCOR, Inc. ...........................................   1,413,066
 44,300  Donaldson Company, Inc. .................................   1,443,294
 27,600  Expeditors International of Washington, Inc. ............   1,542,288
 37,900  Franklin Electric Company, Inc. .........................   1,601,654
 45,150  Graco, Inc. .............................................   1,686,352
 26,200  Johnson Controls, Inc. ..................................   1,662,128
 32,000  Mettler-Toledo International, Inc. * ....................   1,641,920
                                                                    ----------
                                                                    12,595,852
                                                                    ----------
         LEISURE & ENTERTAINMENT -- 3.1%
 23,500  Polaris Industries, Inc. ................................   1,598,470
                                                                    ----------

         RETAIL -- 7.2%
 28,900  Bed Bath & Beyond, Inc. * ...............................   1,151,087
 67,500  Christopher & Banks Corporation .........................   1,245,375
 45,100  Ross Stores, Inc. .......................................   1,302,037
                                                                    ----------
                                                                     3,698,499
                                                                    ----------

         TOTAL COMMON STOCKS (Cost $41,242,371)                    $50,285,151
                                                                    ----------

================================================================================
  FACE
 AMOUNT  REPURCHASE AGREEMENTS (1) -- 2.1%                         MARKET VALUE
--------------------------------------------------------------------------------

$1,058,620 US Bank N.A., 1.60%, dated 12/31/04, due 01/03/05 repurchase proceeds: $1,058,761 (Cost $1,058,620) ....  $1,058,620
                                                                    ----------

         TOTAL INVESTMENTS -- 99.6% (Cost $42,300,991)............ $51,343,771

         OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%............     230,409
                                                                    ----------

         NET ASSETS -- 100.0% .................................... $51,574,180
                                                                    ==========


*    Non-income producing security.

(1)  Repurchase  agreement  is  fully  collaterized  by  $1,058,620  FNMA,  Pool
     #04-39-MF,   3.94%,  due  05/25/34.  The  aggregate  market  value  of  the collateral  at December  31, 2004 was  $1,080,014.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

For 2004 the Ave Maria Bond Fund Class R had a total return of 5.06% (excluding sales loads). This compares favorably with a return of 3.04% for the Lehman Brothers Intermediate U.S. Government/Credit Index. Reflecting the impact of five Fed Funds rate increases during the year, short-term interest rates moved up dramatically in 2004. This did not carry through to intermediate and long maturity issues however, with long-term rates ending the year where they began. The result was a significantly flatter yield curve. Credit spreads (the yield differential between bonds of differing credit qualities) also tightened significantly during the year.

We believe 2005 should be similar to 2004 in terms of interest rate changes. Short-term interest rates will likely rise as the Fed ratchets up the Fed Funds rate some more. We do not expect intermediate and long-term rates to be directly affected by this tightening. The result will be a still flatter yield curve. Later in the year, the pattern of tightening credit spreads will likely reverse. In anticipation of that we have positioned the bond portfolio with heavy emphasis on U.S. Treasury and Agency issues of short and intermediate maturities. This is a conservative and defensive posture.

Up to 20% of the Fund can be invested in dividend paying stocks. As of December 31, 2004, common stocks represented 18.7% of the portfolio and contributed positively to the year's total return. These are stocks of financially sound companies and importantly have strong prospects for future dividend increases. Each of these companies increased their dividends during 2004. The equity portion of the Fund is designed to provide a secure and rising stream of income.

In managing the Fund, our focus remains on protecting principal while generating reasonable income.

With best regards,

/s/ Richard L. Platte Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE AVE MARIA BOND FUND(a) AND THE LEHMAN BROTHERS
                   INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX


      -------------------------------------------
             Ave Maria Bond Fund
        Average Annual Total Returns(b)

                 1 Year       Since Inception(c)
                --------      ------------------
      Class I     5.53%             4.86%
      Class R     4.06%(d)          4.45%
      -------------------------------------------


                               [GRAPHIC OMITTED]

                           LEHMAN BROTHERS INTERMEDIATE
 AVE MARIA BOND FUND          GOVERNMENT/CREDIT INDEX
 -------------------       ----------------------------

 DATE         BALANCE           DATE         BALANCE
 ----         -------           ----         -------
05/01/03       10,000         05/01/03        10,000
05/31/03       10,195         05/31/03        10,165
06/30/03       10,188         06/30/03        10,163
07/31/03        9,911         07/31/03         9,941
08/31/03        9,934         08/31/03         9,962
09/30/03       10,186         09/30/03        10,174
10/31/03       10,090         10/31/03        10,145
11/30/03       10,104         11/30/03        10,158
12/31/03       10,192         12/31/03        10,256
01/31/04       10,259         01/31/04        10,316
02/24/04       10,364         02/29/04        10,426
03/31/04       10,445         03/31/04        10,500
04/30/04       10,197         04/30/04        10,278
05/31/04       10,151         05/31/04        10,299
06/30/04       10,182         06/30/04        10,354
07/31/04       10,267         07/31/04        10,442
08/31/04       10,439         08/31/04        10,635
09/30/04       10,457         09/30/04        10,679
10/31/04       10,527         10/31/04        10,768
11/30/04       10,431         11/30/04        10,722
12/31/04       10,502         12/31/04        10,823

Past performance is not predictive of future performance.

(a) The line graph above represents performance of Class I shares only, which will vary from the performance of Class R shares based on the difference in fees paid by shareholders in the different classes.

(b) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2004.

(d)  The return shown reflects a 1% contingent deferred sales load.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
PAR VALUE   COMPANY                                                MARKET VALUE
--------------------------------------------------------------------------------
$4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08 ...............$3,910,624
 3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07 ............... 2,981,484
 2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12 ............... 1,996,640
 2,000,000  U.S. Treasury Note, 1.625%, due 04/30/05 ............... 1,995,078
 2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06 ............... 1,993,750
 2,000,000  U.S. Treasury Note, 3.375%, due 10/15/09 ............... 1,980,312
 1,163,830  U.S. Treasury Inflation-Protection Notes, 3.875%,
              due 01/15/09 ......................................... 1,304,444
 1,000,000  Regions Financial Corporation, 7.000%, due 03/01/11 .... 1,141,145
 1,000,000  United Technologies Corporation, 6.350%, due 03/01/11 .. 1,114,057
 1,010,000  Dover Corporation, 6.250%, due 06/01/08 ................ 1,097,598

AVE MARIA BOND FUND
ASSET ALLOCATION
AS OF DECEMBER 31, 2004 (UNAUDITED)
================================================================================
                                                                 % OF NET ASSETS
                                                                 ---------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries .................................................     49.1%
U.S. Government Agencies ........................................     11.8%

CORPORATE BONDS

INDUSTRY
--------
Finance .........................................................      5.5%
Industrials .....................................................      8.5%
Utilities .......................................................      2.6%

COMMON STOCKS

INDUSTRY
--------
Communication Equipment & Services ..............................      1.1%
Consumer Products ...............................................      0.7%
Energy & Mining .................................................      2.3%
Finance .........................................................      4.7%
Food & Tobacco ..................................................      1.1%
Industrial Products & Services ..................................      1.1%
Real Estate .....................................................      1.9%
Utilities .......................................................      5.8%

Cash Equivalents ................................................      3.8%
                                                                    -------
                                                                     100.0%
                                                                    =======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
================================================================================
           U.S. GOVERNMENT AND
PAR VALUE  AGENCY OBLIGATIONS -- 60.9%                             MARKET VALUE
--------------------------------------------------------------------------------
            U.S. TREASURIES -- 49.1%
$2,000,000  U.S. Treasury Note, 1.625%, due 04/30/05 ...............$1,995,078
 2,000,000  U.S. Treasury Note, 2.875%, due 11/30/06 ............... 1,993,750
 3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07 ............... 2,981,484
 1,000,000  U.S. Treasury Note, 3.000%, due 02/15/08 ...............   991,836
 4,000,000  U.S. Treasury Note, 2.625%, due 05/15/08 ............... 3,910,624
 1,163,830  U.S. Treasury Inflation-Protection Notes, 3.875%,
              due 01/15/09 ......................................... 1,304,444
 1,000,000  U.S. Treasury Note, 3.000%, due 02/15/09 ...............   981,602
 2,000,000  U.S. Treasury Note, 3.375%, due 10/15/09 ............... 1,980,312
 2,000,000  U.S. Treasury Note, 4.000%, due 11/15/12 ............... 1,996,640
 1,000,000  U.S. Treasury Note, 4.000%, due 02/15/14 ...............   986,211
                                                                    ----------
                                                                    19,121,981
                                                                    ----------
            U.S. GOVERNMENT AGENCIES -- 11.8%
 1,000,000  Federal Farm Credit Bank, 4.480%, due 08/24/12 ......... 1,008,021
 1,000,000  Federal Farm Credit Bank, 4.600%, due 12/27/12 ......... 1,014,074
   500,000  Federal Home Loan Bank, 3.375%, due 07/21/08 ...........   495,060
 1,000,000  Federal Home Loan Bank, 5.477%, due 01/28/09 ........... 1,066,315
 1,000,000  Federal Home Loan Bank, 4.375%, due 02/04/10 ........... 1,001,084
                                                                    ----------
                                                                     4,584,554
                                                                    ----------

            TOTAL U.S. GOVERNMENT AND
            AGENCY OBLIGATIONS (Cost $23,817,871)..................$23,706,535
                                                                    ----------

================================================================================
PAR VALUE         CORPORATE BONDS -- 16.6%                         MARKET VALUE
--------------------------------------------------------------------------------
            FINANCE -- 5.5%
$1,000,000  Caterpillar Financial Services Corporation, 2.650%,
              due 01/30/06 .........................................  $993,851
 1,000,000  Regions Financial Corporation, 7.000%, due 03/01/11 .... 1,141,145
                                                                    ----------
                                                                     2,134,996
                                                                    ----------
            INDUSTRIALS -- 8.5%
 1,000,000  Alcoa, Inc., 6.000%, due 01/15/12 ...................... 1,092,415
 1,010,000  Dover Corporation, 6.250%, due 06/01/08 ................ 1,097,598
 1,000,000  United Technologies Corporation, 6.350%, due 03/01/11 .. 1,114,057
                                                                    ----------
                                                                     3,304,070
                                                                    ----------
            UTILITIES -- 2.6%
 1,000,000  National Rural Utilities Cooperative Finance
              Corporation, 6.000%, due 05/15/06..................... 1,035,818
                                                                    ----------

            TOTAL CORPORATE BONDS (Cost $6,474,222) ................$6,474,884
                                                                    ----------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 SHARES  COMMON STOCKS -- 18.7%                                    MARKET VALUE
--------------------------------------------------------------------------------
         COMMUNICATION EQUIPMENT & SERVICES -- 1.1%
  7,000  Alltel Corporation ......................................  $  411,320
                                                                    ----------

         CONSUMER PRODUCTS - DURABLES -- 0.7%
 10,000  Leggett & Platt, Inc. ...................................     284,300
                                                                    ----------

         ENERGY & MINING -- 2.3%
 10,000  Exxon Mobil Corporation .................................     512,600
 14,000  National Fuel Gas Company ...............................     396,760
                                                                    ----------
                                                                       909,360
                                                                    ----------

         FINANCE - BANKS & THRIFTS -- 4.7%
 12,000  BB&T Corporation ........................................     504,600
 20,000  Huntington Bancshares, Inc. .............................     495,600
 11,000  National City Corporation ...............................     413,050
 15,000  North Fork Bancorporation, Inc. .........................     432,750
                                                                    ----------
                                                                     1,846,000
                                                                    ----------
         FOOD & TOBACCO -- 1.1%
 14,000  Conagra Foods, Inc. .....................................     412,300
                                                                    ----------

         INDUSTRIAL PRODUCTS & Services -- 1.1%
 10,000  Genuine Parts Company ...................................     440,600
                                                                    ----------

         REAL ESTATE -- 1.9%
 12,000  Duke Realty Corporation .................................     409,680
 10,000  Washington Real Estate Investment Trust .................     338,700
                                                                    ----------
                                                                       748,380
                                                                    ----------
         UTILITIES -- 5.8%
  6,000  Dominion Resources, Inc. ................................     406,440
 10,000  Exelon Corporation ......................................     440,700
  7,500  FPL Group, Inc. .........................................     560,625
 10,000  Pinnacle West Capital Corporation .......................     444,100
 12,000  Southern Company (The) ..................................     402,240
                                                                    ----------
                                                                     2,254,105
                                                                    ----------

         TOTAL COMMON STOCKS (Cost $6,271,615)                      $7,306,365
                                                                    ----------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  FACE
 AMOUNT     REPURCHASE AGREEEMENTS (1) -- 3.0%                     MARKET VALUE
--------------------------------------------------------------------------------
$1,164,914  US Bank N.A., 1.60%, dated 12/31/04, due 01/03/05 repurchase proceeds: $1,165,069 (Cost $1,164,914).... $1,164,914
                                                                    ----------

            TOTAL INVESTMENTS -- 99.2% (Cost $37,728,622)..........$38,652,698

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% .........    295,890
                                                                    ----------

            NET ASSETS -- 100.0% ..................................$38,948,588
                                                                    ==========



(1)  Repurchase  agreement  is  fully  collaterized  by  $1,164,914  FNMA,  Pool
     #04-39-MF,   3.94%,  due  05/25/34.  The  aggregate  market  value  of  the collateral  at December  31, 2004 was  $1,188,340.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
==========================================================================================
                                                  AVE MARIA
                                                  CATHOLIC       AVE MARIA      AVE MARIA
                                                 VALUES FUND    GROWTH FUND     BOND FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
At amortized cost .............................. $190,185,457   $42,300,991    $37,728,622
                                                  ===========    ==========     ==========
At market value (Note 1) ....................... $248,507,335   $51,343,771    $38,652,698
Receivable for capital shares sold .............      386,597       687,895         13,290
Dividends and interest receivable ..............      148,965        33,582        294,129
Other assets ...................................       25,220        11,483          8,896
                                                  -----------    ----------     ----------
  TOTAL ASSETS .................................  249,068,117    52,076,731     38,969,013
                                                  -----------    ----------     ----------
LIABILITIES
Payable for capital shares redeemed ............      287,419        15,125            100
Payable for investment securities purchased ....           --       369,643             --
Accrued investment advisory fees (Note 2) ......      576,920        82,940            841
Accrued distribution fees (Note 2) .............       51,590        10,264           1317
Payable to affiliate (Note 2) ..................       30,400         6,100          4,000
Other accrued expenses .........................       51,483        18,479         14,167
                                                  -----------    ----------     ----------
 TOTAL LIABILITIES .............................      997,812       502,551         20,425
                                                  -----------    ----------     ----------
NET ASSETS ..................................... $248,070,305   $51,574,180    $38,948,588
                                                  -----------    ----------     ----------
NET ASSETS CONSIST OF:
Paid-in capital ................................ $190,511,683   $42,531,400    $38,020,798
Undistributed net investment income ............           --            --          3,685
Undistributed net realized gains from security
  transactions .................................           --            --             29
Distributions in excess of net realized gains
  from security transactions....................     (763,256)           --             --
Net unrealized appreciation on investments .....   58,321,878     9,042,780        924,076
                                                  -----------    ----------     ----------
NET ASSETS ..................................... $248,070,305   $51,574,180    $38,948,588
                                                  ===========    ==========     ==========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)....   16,969,858     3,440,085
                                                  ===========    ==========
Net asset value, offering price and redemption
  price per share (Note 1) (a).................. $      14.62   $     14.99
                                                  ===========    ==========
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ........                               $32,457,950
                                                                                ==========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)....                                 3,155,484
                                                                                ==========
Net asset value, offering price and redemption
  price per share (Note 1)......................                               $     10.29
                                                                                ==========
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares.........                               $ 6,490,638
                                                                                ==========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...                                   631,677
                                                                                ==========
Net asset value, offering price and redemption
  price per share (Note 1) (a) .................                               $     10.28
                                                                                ==========

(a) Except with respect to Class I shares of the Ave Maria Bond Fund, redemption price will vary as subject to contingent deferred sales load
     (Note 1).

See notes to financial statements.


                                       20

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
==========================================================================================
                                                   AVE MARIA
                                                    CATHOLIC       AVE MARIA     AVE MARIA
                                                   VALUES FUND    GROWTH FUND    BOND FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ..................................... $  1,909,864    $  370,214     $  176,877
  Interest .....................................      108,677         7,917        895,146
                                                 ------------    ----------     ----------
    Total Income ...............................    2,018,541       378,131      1,072,023
                                                 ------------    ----------     ----------
EXPENSES
  Investment advisory fees (Note 2) ............    1,911,323       312,122        104,658
  Distribution fees (Note 2) ...................      477,831        78,031          8,533
  Administration, accounting and
    transfer agent fees (Note 2) ...............      287,303        52,862         48,000
  Trustees' fees and expenses ..................       30,942        28,938         28,551
  Legal and audit fees .........................       50,415        16,729         18,259
  Registration fees - Common ...................       32,278        26,686         11,268
  Registration fees - Class I ..................         --            --              459
  Registration fees - Class R ..................         --            --           11,808
  Postage and supplies .........................       39,794        15,905         12,396
  Custodian fees ...............................       22,983        10,215          6,096
  Compliance service fees ......................       11,861         7,050          6,832
  Insurance expense ............................       16,961         2,494          4,175
  Reports to shareholders ......................        5,790         2,253          1,352
  Advisory board fees and expenses .............        2,070         2,070          2,070
  Other expenses ...............................       14,352         6,059          8,127
                                                 ------------    ----------     ----------
    TOTAL EXPENSES .............................    2,903,903       561,414        272,584
  Less: Fees waived and/or expenses reimbursed
    by the Adviser (Note 2)
    Common .....................................      (36,934)      (93,231)      (147,127)
    Class I ....................................           --            --           (459)
    Class R ....................................           --            --         (6,688)
                                                 ------------    ----------     ----------
    NET EXPENSES ...............................    2,866,969       468,183        118,310
                                                 ------------    ----------     ----------

NET INVESTMENT INCOME (LOSS) ...................     (848,428)      (90,052)       953,713
                                                 ------------    ----------     ----------

REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains from security transactions    11,939,746        88,987        286,596
  Net change in unrealized appreciation/
   (depreciation) on investments ...............   25,552,126     7,175,089        625,970
                                                 ------------    ----------     ----------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS ........................   37,491,872     7,264,076        912,566
                                                 ------------    ----------     ----------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS .............................. $ 36,643,444    $7,174,024     $1,866,279
                                                 ============    ==========     ==========

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                       YEAR            YEAR
                                                      ENDED            ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ............................ $   (848,428)  $   (299,726)
  Net realized gains from security transactions ..   11,939,746      5,135,575
  Net change in unrealized appreciation/
    (depreciation) on investments ................   25,552,126     34,051,696
                                                   ------------   ------------
Net increase in net assets from operations .......   36,643,444     38,887,545
                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments ......... (11,172,077)       (977,801)
                                                   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................   83,221,894     51,860,406
  Reinvestment of distributions to shareholders ..   10,923,676        974,099
  Payments for shares redeemed ................... (16,502,334)     (7,590,330)
                                                   ------------   ------------
Net increase in net assets from capital share
  transactions ...................................   77,643,236     45,244,175
                                                   ------------   ------------

TOTAL INCREASE IN NET ASSETS .....................  103,114,603     83,153,919

NET ASSETS
  Beginning of year ..............................  144,955,702     61,801,783
                                                   ------------   ------------
  End of year .................................... $248,070,305   $144,955,702
                                                   ============   ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................    5,983,686      5,539,156
  Shares issued in reinvestment of distributions
    to shareholders ..............................      750,253         76,400
  Shares redeemed ................................   (1,133,670)      (768,714)
                                                   ------------   ------------
  Net increase in shares outstanding .............    5,600,269      4,846,842
  Shares outstanding, beginning of year ..........   11,369,589      6,522,747
                                                   ------------   ------------
  Shares outstanding, end of year ................   16,969,858     11,369,589
                                                   ============   ============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                      YEAR           PERIOD
                                                      ENDED           ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                       2004          2003(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ............................ $    (90,052)  $    (23,390)
  Net realized gains from security transactions ..       88,987           --
  Net change in unrealized appreciation/
   (depreciation) on investments .................    7,175,089      1,867,691
                                                   ------------   ------------
Net increase in net assets from operations .......    7,174,024      1,844,301
                                                   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................   30,047,463     13,264,851
  Payments for shares redeemed ...................     (752,065)        (4,394)
                                                   ------------   ------------
Net increase in net assets from capital
  share transactions .............................   29,295,398     13,260,457
                                                   ------------   ------------

TOTAL INCREASE IN NET ASSETS .....................   36,469,422     15,104,758

NET ASSETS
  Beginning of period ............................   15,104,758             --
                                                   ------------   ------------
  End of period .................................. $ 51,574,180   $ 15,104,758
                                                   ============   ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................    2,271,166      1,224,821
  Shares redeemed ................................      (55,526)          (376)
                                                   ------------   ------------
  Net increase in shares outstanding .............    2,215,640      1,224,445
  Shares outstanding, beginning of period ........    1,224,445             --
                                                   ------------   ------------
  Shares outstanding, end of period ..............    3,440,085      1,224,445
                                                   ============   ============

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     YEAR          PERIOD
                                                     ENDED          ENDED
                                                   DECEMBER 31,   DECEMBER 31,
                                                      2004          2003(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .......................... $    953,713   $    488,579
  Net realized gains (losses) from security
    transactions .................................      286,596         (2,359)
  Net change in unrealized appreciation/
    (depreciation) on investments ................      625,970        298,106
                                                   ------------   ------------
Net increase in net assets from operations .......    1,866,279        784,326
                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class I ............     (860,906)      (479,401)
  From net investment income, Class R ............      (89,172)        (9,648)
  From net realized gains on investments, Class I      (223,509)       (15,207)
  From net realized gains on investments, Class R       (44,699)          (743)
                                                   ------------   ------------
Net decrease in net assets from distributions to
  shareholders ...................................   (1,218,286)      (504,999)
                                                   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
  Proceeds from shares sold ......................           --     30,000,000
  Reinvestment of distributions to shareholders ..    1,084,415        494,608
                                                   ------------   ------------
Net increase in net assets from Class I capital
  share transactions .............................    1,084,415     30,494,608
                                                   ------------   ------------

CLASS R
  Proceeds from shares sold ......................    5,057,877      1,504,260
  Reinvestment of distributions to shareholders ..      114,761          5,698
  Payments for shares redeemed ...................     (231,322)        (9,029)
                                                   ------------   ------------
Net increase in net assets from Class R capital
  share transactions .............................    4,941,316      1,500,929
                                                   ------------   ------------

TOTAL INCREASE IN NET ASSETS .....................    6,673,724     32,274,864
                                                   ------------   ------------
NET ASSETS
  Beginning of period ............................   32,274,864             --
                                                   ------------   ------------
  End of period .................................. $ 38,948,588   $ 32,274,864
                                                   ============   ============

UNDISTRIBUTED NET INVESTMENT INCOME .............. $      3,685   $         --
                                                   ============   ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
  Shares sold ....................................           --      3,000,000
  Shares issued in reinvestment of distributions
    to shareholders ..............................      106,183         49,301
                                                   ------------   ------------
  Net increase in shares outstanding .............      106,183      3,049,301
  Shares outstanding, beginning of period ........    3,049,301             --
                                                   ------------   ------------
  Shares outstanding, end of period ..............    3,155,484      3,049,301
                                                   ============   ============

CLASS R
  Shares sold ....................................      494,261        149,207
  Shares issued in reinvestment of distributions
    to shareholders ..............................       11,216            568
  Shares redeemed ................................      (22,676)          (899)
                                                   ------------   ------------
  Net increase in shares outstanding .............      482,801        148,876
  Shares outstanding, beginning of period ........      148,876             --
                                                   ------------   ------------
  Shares outstanding, end of period ..............      631,677        148,876
                                                   ============   ============





(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================
                                                       YEAR         YEAR          YEAR        PERIOD
                                                       ENDED        ENDED         ENDED       ENDED
                                                   DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                                       2004         2003          2002        2001(a)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $    12.75   $     9.47   $    10.50   $    10.00
                                                    ----------   ----------   ----------   ----------

Income (loss) from investment operations:
  Net investment income (loss) ...................       (0.05)       (0.03)       (0.01)        0.02
  Net realized and unrealized gains (losses)
    on investments ...............................        2.61         3.40        (1.02)        0.51
                                                    ----------   ----------   ----------   ----------
Total from investment operations .................        2.56         3.37        (1.03)        0.53
                                                    ----------   ----------   ----------   ----------

Less distributions:
  From net investment income .....................          --           --           --        (0.02)
  From net realized gains on investments .........       (0.69)       (0.09)          --        (0.01)
  In excess of net realized gains on investments..          --           --           --        (0.00)
                                                    ----------   ----------   ----------   ----------
Total distributions ............................         (0.69)       (0.09)          --        (0.03)
                                                    ----------   ----------   ----------   ----------

Net asset value at end of period .................  $    14.62   $    12.75   $     9.47   $    10.50
                                                    ==========   ==========   ==========   ==========

Total return (c) .................................        20.1%        35.6%        (9.8)%        5.3%(b)
                                                    ==========   ==========   ==========   ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..............  $  248,070   $  144,956   $   61,802   $   23,953
                                                    ==========   ==========   ==========   ==========


Ratio of net expenses to average net assets (d) ..        1.50%        1.50%        1.50%        1.50%(e)

Ratio of net investment income (loss)
  to average net assets ..........................       (0.44)%      (0.28)%      (0.14)%       0.39%(e)

Portfolio turnover rate ..........................          34%          58%          86%          44%(e)

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.52%, 1.56%, 1.69%, and 2.09%(e) for the periods ended December 31, 2004, 2003, 2002, and 2001, respectively.

(e)  Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                     YEAR             PERIOD
                                                     ENDED            ENDED
                                                   DECEMBER 31,    DECEMBER 31,
                                                      2004            2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........... $      12.34   $    10.00
                                                   ------------   ----------

Income (loss) from investment operations:
  Net investment loss ............................        (0.03)       (0.02)
  Net realized and unrealized gains on investments         2.68         2.36
                                                   ------------   ----------
Total from investment operations .................         2.65         2.34
                                                   ------------   ----------

Less distributions:
  From net investment income .....................           --           --
  From net realized gains on investments .........           --           --
                                                   ------------   ----------
Total distributions ..............................           --           --
                                                   ------------   ----------

Net asset value at end of period ................. $      14.99   $    12.34
                                                   ============   ==========

Total return (c) .................................         21.5%        23.4%(b)
                                                   ============   ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) .............. $     51,574   $   15,105
                                                   ============   ==========


Ratio of net expenses to average net assets (d) ..         1.50%        1.49%(e)

Ratio of net investment loss to average net assets        (0.29)%     (0.36)%(e)

Portfolio turnover rate ..........................            3%           0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.79% and 2.61%(e) for the periods ended December 31, 2004 and 2003, respectively.

(e)  Annualized

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                        YEAR         PERIOD
                                                        ENDED         ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                        2004          2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........... $      10.09   $    10.00
                                                   ------------   ----------

Income from investment operations:
  Net investment income ..........................         0.28         0.16
  Net realized and unrealized gains on investments         0.27         0.10
                                                   ------------   ----------
Total from investment operations .................         0.55         0.26
                                                   ------------   ----------

Less distributions:
  From net investment income .....................        (0.28)       (0.16)
  From net realized gains on investments .........        (0.07)       (0.01)
                                                   ------------   ----------
Total distributions ..............................        (0.35)       (0.17)
                                                   ------------   ----------

Net asset value at end of period ................. $      10.29   $    10.09
                                                   ============   ==========

Total return (c) .................................          5.5%         2.6%(b)
                                                   ============   ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) .............. $     32,458   $   30,773
                                                   ============   ==========

Ratio of net expenses to average net assets (d) ..         0.30%        0.30%(e)

Ratio of net investment income to average net assets       2.77%        2.36%(e)

Portfolio turnover rate ..........................           47%          50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.72% and 0.71%(e) for the periods ended December 31, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.

AVE  MARIA  BOND  FUND -  CLASS  R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================
                                                          YEAR        PERIOD
                                                          ENDED        ENDED
                                                       DECEMBER 31, DECEMBER 31,
                                                          2004        2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........... $      10.09   $    10.00


Income from investment operations:
  Net investment income ..........................         0.24         0.14
  Net realized and unrealized gains on investments         0.26         0.10

Total from investment operations .................         0.50         0.24


Less distributions:
  From net investment income .....................        (0.24)       (0.14)
  From net realized gains on investments .........        (0.07)       (0.01)

Total distributions ..............................        (0.31)       (0.15)


Net asset value at end of period ................. $      10.28   $    10.09



Total return (c) .................................          5.1%         2.4%(b)



Ratios/Supplementary Data:
Net assets at end of period (000's) .............. $      6,491   $    1,502



Ratio of net expenses to average net assets (d) ..         0.70%        0.69%(e)

Ratio of net investment income to average net assets       2.37%        1.96%(e)

Portfolio turnover rate ..........................           47%          50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b)  Not annualized.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.31%and 2.49%(e) for the periods ended December 31, 2004 and 2003, respectively.

(e)  Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Bond Fund (the Funds) are each a series of the Schwartz Investment Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Prospectus for more detailed information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class R bears the expenses of higher distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales load described below; (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) Class I shares require an initial investment of $25 million.

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund (except for Class I shares of the Ave Maria Bond
Fund) are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

AVE MARIA  MUTUAL FUNDS
NOTES TO  FINANCIAL  STATEMENTS  (CONTINUED)
================================================================================
The following is a summary of significant  accounting  policies  followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at December 31, 2004 was as follows:
     ---------------------------------------------------------------------------
                                            AVE MARIA
                                            CATHOLIC      AVE MARIA    AVE MARIA
                                           VALUES FUND   GROWTH FUND   BOND FUND
     ---------------------------------------------------------------------------
     Undistributed ordinary income ..... $      --     $     8,354  $    12,039
     Undistributed long-term gains .....         691          --             29
     Net unrealized appreciation .......  57,557,931     9,034,426      915,722
                                          ----------     ---------      -------
     Total distributable earnings ...... $57,558,622   $ 9,042,780  $   927,790
                                         ===========   ===========  ===========
     ---------------------------------------------------------------------------

AVE MARIA  MUTUAL FUNDS
NOTES TO  FINANCIAL  STATEMENTS  (CONTINUED)
================================================================================
     The following information is based upon the federal income tax cost of the investment securities as of December 31, 2004:
     ---------------------------------------------------------------------------
                                            AVE MARIA
                                            CATHOLIC      AVE MARIA    AVE MARIA
                                           VALUES FUND   GROWTH FUND   BOND FUND
     ---------------------------------------------------------------------------
     Gross unrealized appreciation ..... $58,508,064   $ 9,523,899  $ 1,143,937
     Gross unrealized depreciation .....    (950,133)     (489,473)    (228,215)
                                          ----------     ---------      -------
     Net unrealized appreciation ....... $57,557,931   $ 9,034,426  $   915,722
                                         ===========   ===========  ===========
     Federal income tax cost ........... $190,949,404  $42,309,345  $37,736,976
                                         ===========   ===========  ===========
     ---------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP). These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

     For the year ended December 31, 2004, the Ave Maria Catholic Values Fund reclassified $741,180 of its net investment loss against distributions in excess of net realized gains and $107,248 against paid-in capital. For the year ended December 31, 2004, the Ave Maria Growth Fund reclassified $88,987 of its net investment loss against realized gains and $1,065 against paid-in capital. These reclassifications are reflected on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

     (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2004 and December 31, 2003 were as follows:

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     ---------------------------------------------------------------------------
                                        ORDINARY   LONG-TERM          TOTAL
     PERIOD ENDED                        INCOME   CAPITAL GAINS   DISTRIBUTIONS
                                                     (15%)
     ---------------------------------------------------------------------------
     AVE MARIA CATHOLIC VALUES FUND:
       December 31, 2004               $       --  $ 11,172,077  $11,172,077
       December 31, 2003               $       --  $    977,801  $   977,801
     AVE MARIA BOND FUND - CLASS I:
       December 31,2004                $1,020,957  $     63,458  $ 1,084,415
       December 31, 2003               $  494,608  $         --  $   494,608
     AVE MARIA BOND FUND - CLASS R:
       December 31, 2004               $  121,180  $     12,691  $   133,871
       December 31, 2003               $   10,391  $         --  $    10,391
     ---------------------------------------------------------------------------

     There were no distributions for the Ave Maria Growth Fund for the periods ended December 31, 2004 and 2003.

     (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the funds of the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.


2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Funds is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other officers of the Funds are officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Funds.

Pursuant to an Investment Advisory Agreement between the Funds and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund a quarterly fee equal to the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.30% of the average value of its daily net assets.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2005. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. For the year ended December 31, 2004, the Adviser waived investment advisory fees of $36,934 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $93,231 with respect to the Ave Maria Growth Fund; and waived all of its investment advisory fees of $104,658 and reimbursed $49,616 of other operating expenses (including $42,469 of common expenses, $459 of Class I expenses and $6,688 of Class R expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2004, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ..................................   $  203,553
Ave Maria Growth Fund ...........................................   $  166,134
Ave Maria Bond Fund .............................................   $  245,101
--------------------------------------------------------------------------------

As of December 31, 2004, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              2005         2006         2007
--------------------------------------------------------------------------------
     Ave Maria Catholic Values Fund .... $    99,770   $    66,849  $    36,934
     Ave Maria Growth Fund ............. $      --     $    72,903  $    93,231
     Ave Maria Bond Fund ............... $      --     $    90,827  $   154,274
--------------------------------------------------------------------------------

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000. For the year ended December 31, 2004, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund paid $287,303, $52,862 and $48,000, respectively, to Ultimus for mutual fund services.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Schwartz Fund Distributors, Inc. (SFD) served as the principal underwriter for the distribution of shares of the Funds. During the year ended December 31, 2004, SFD collected $6,365, $3,000, and $857 in contingent deferred sales loads on redemptions of shares of the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. Effective January 1, 2005, SFD ceased serving as the Funds principal underwriter and Ultimus Fund Distributors, LLC, an affiliate of Ultimus, assumed the role of principal underwriter for the Funds.

Each Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of the Fund) for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the year ended December 31, 2004, the total expenses incurred pursuant to the Plan were $477,831, $78,031, and $8,533 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                           AVE MARIA
                                            CATHOLIC      AVE MARIA    AVE MARIA
                                           VALUES FUND   GROWTH FUND   BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...... $117,291,298   $29,215,068  $6,631,245
                                          ============   ===========  ==========
Proceeds from sales of investment
  securities ............................ $ 61,404,098   $   961,424  $5,990,198
                                          ============   ===========  ==========
--------------------------------------------------------------------------------

4.   CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Trustees
Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2004, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund as of December 31, 2004, the results of their operations, their changes net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 11, 2005

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                  Position Held         Length of
Trustee                       Address                      Age    with the Trust       Time Served
----------------------------------------------------------------------------------------------
*Gregory  J.  Schwartz        3707 W.  Maple Road          63     Chairman  of the     Since  1992
                              Bloomfield Hills, MI                Board/Trustee

*George P. Schwartz, CFA      3707 W. Maple Road           60     President/Trustee    Since 1992
                              Bloomfield Hills, MI

John E. Barnds                640 Lakeside     72                 Trustee              Since 2005
                              Birmingham, MI

Peter F. Barry                3707 W. Maple Road           77     Trustee              Since 2004
                              Bloomfield Hills, MI

Donald J. Dawson, Jr.         333 W. Seventh Street        57     Trustee              Since 1993
                              Royal Oak, MI

Fred A. Erb                   800 Old North Woodward       81     Trustee Emeritus     Since 1994
                              Birmingham, MI

John J. McHale                2014 Royal Fern Court        83     Trustee Emeritus     Since 1993
                              Palm City, FL

Sidney F. McKenna             1173 Banbury Circle          82     Trustee Emeritus     Since 1993
                              Bloomfield Hills, MI

*Richard L. Platte, Jr., CFA  3707 W. Maple Road           53     Vice President       Since 1993
                              Bloomfield Hills, MI                and Secretary

*Timothy S. Schwartz          3707 W. Maple Road           33     Treasurer            Since 2000
                              Bloomfield Hills, MI

Cynthia M. Dickinson          34600 W. Eight Mile Road     45     Chief Compliance     Since 2004
                              Farmington Hills, MI                Officer

*    Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
     S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.
     Gregory J.  Schwartz  and George P.  Schwartz  are  brothers and Timothy S.
     Schwartz  is the son of George P.  Schwartz  and the  nephew of  Gregory J.
     Schwartz.

Each Trustee oversees four portfolios of the Trust: the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., the Trust's primary selling agent.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Ave Maria Catholic Values Fund.

AVE MARIA  MUTUAL FUNDS
BOARD OF TRUSTEES AND  EXECUTIVE OFFICERS
(UNAUDITED)(CONTINUED)
================================================================================
John E. Barnds is retired First Vice President of National  Bank of Detroit.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Cynthia M. Dickinson is President of CMD Consulting, LLC (business consultant).

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================
The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board, each of whom has held office since his or her appointment on April 26, 2001.


Member                 Address                                            Age
--------------------------------------------------------------------------------
Bowie K. Kuhn          136 Teal Pointe Lane, Ponta Vedra Beach, FL         78
Thomas S. Monaghan     One Ave Maria Drive, Ann Arbor, MI                  68
Michael J. Novak       1150 17th Street, NW, Suite 1100, Washington, DC    71
Paul R. Roney          One Ave Maria Drive, Ann Arbor, MI                  47
Phyllis Schlafly       7800 Bonhomme, St. Louis, MO                        80

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chairman of Domino's Farms Corporation. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael J. Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).


Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling 1-888-726-9331.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund and the Ave Maria Bond Fund and certain ordinary income dividends paid by the Ave Maria Bond Fund during the fiscal year ended December 31, 2004. On December 29, 2004, the Ave Maria Catholic Values Fund declared and paid a long-term capital gain distribution of $0.6900 per share. The Ave Maria Bond Fund declared and paid a short-term capital gain and long-term capial gain distribution of $0.0512 and $0.0203, respectively. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.2788 per share for Class I and $0.2424 per share for Class
R. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distribution of $0.6900 and $0.0203 per share for the Ave Maria Catholic Values Fund and Ave Maria Bond Fund, respectively and a portion (18.5%) of the ordinary income dividends paid for the Ave Maria Bond Fund may be subject to a maximum tax rate of 15%. As required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2004 calendar year early in 2005.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a front-end sales load. However, a contingent deferred sales load of 1% is applied if you redeem your shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
AVE MARIA CATHOLIC VALUES FUND
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value  Expenses Paid
                                   July 1, 2004    Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,089.90        $7.88
Based on Hypothetical 5% Return
         (before expenses)          $1,000.00        $1,017.60        $7.61
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AVE MARIA GROWTH FUND
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value  Expenses Paid
                                   July 1, 2004    Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,132.20        $8.04
Based on Hypothetical 5% Return
         (before expenses)          $1,000.00        $1,017.60        $7.61
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS I
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value  Expenses Paid
                                   July 1, 2004    Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,045.30        $1.54
Based on Hypothetical 5% Return
         (before expenses)          $1,000.00        $1,023.63        $1.53
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Bond - Class I's annualized expense ratio of 0.30% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R
--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value  Expenses Paid
                                   July 1, 2004    Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $ 1,043.40        $3.60
Based on Hypothetical 5% Return
         (before expenses)          $1,000.00       $ 1,021.62        $3.56
--------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond - Class R's annualized expense ratio of 0.70% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
180 N. Stetson Ave.
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006






A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-9331., or on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-726-9331, or on the SEC's website HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has not determined whether the registrant has an audit committee financial expert currently serving on its audit committee. The registrant had previously designated one of its audit committee members as an audit committee financial expert; however, such member retired from the board in November 2004. The registrant expects to designate a new audit committee financial expert during the current fiscal year.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $68,750 and $57,750 with respect to the registrant's fiscal years ended December 31, 2004 and 2003, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,500 and $7,000 with respect to the registrant's fiscal years ended December 31, 2004 and 2003, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended December 31, 2004 and 2003, aggregate non-audit fees of $7,500 and $7,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             ---------------------------------------------------------





By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                            George P. Schwartz, President

Date          February 22, 2005
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ George P. Schwartz
                           -------------------------------------------

                           George P. Schwartz, President

Date          February 22, 2005
      ----------------------------------




By (Signature and Title)*    /s/ Timothy S. Schwartz
                           -------------------------------------------

                           Timothy S. Schwartz, Treasurer

Date          February 22, 2005
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.